STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
STOCKHOLDERS EQUITY
Debt converted to shares	$ (1,147,000)	$ (660,000)
Repayment of notes payable	2,700,000
Unpaid dividends	$ 68,441
Warrants vested	221,053
Share based compensation expense	$ 19,895
Issuance1 [Member]
STOCKHOLDERS EQUITY
Shares issued	505,000
Proceeds from issuance of shares	$ 1,857,413
Issuance 2 [Member]
STOCKHOLDERS EQUITY
Warrants issued	667,467
Warrant fair value	$ 416,844
Issuance 4 [Member]
STOCKHOLDERS EQUITY
Shares issued	12,148
Warrant fair value	$ 378,681
Issuance 5 [Member]
STOCKHOLDERS EQUITY
Shares issued	1,751,270
Fair value expensed to consulting expense	$ 544,531
Issuance 6 [Member]
STOCKHOLDERS EQUITY
Shares issued	2,413,811
Fair value expensed to consulting expense	$ 487,826
Issuance 7 [Member]
STOCKHOLDERS EQUITY
Warrants issued	2,594,914
Option cancelled	2,593,912
Issuance 7 [Member] | Minimum [Member]
STOCKHOLDERS EQUITY
Warrants issued	1,120,478
Warrant exercise price	$ .25
Issuance 7 [Member] | Maximum [Member]
STOCKHOLDERS EQUITY
Warrants issued	1,474,436
Warrant exercise price	$ .38
Issuance 8 [Member]
STOCKHOLDERS EQUITY
Warrants issued	884,209
Warrant exercise price	$ .19
Series A Preferred Stock [Member]
STOCKHOLDERS EQUITY
Shares converted	1,544,565
Shares issued on conversion of preferred	25,304,017
Conversion share rate	$ 0.25
Series B Preferred Stock [Member]
STOCKHOLDERS EQUITY
Preferred stated value	4.00
Conversion share rate	.25
Series C Preferred Stock [Member]
STOCKHOLDERS EQUITY
Preferred stated value	100
Conversion share rate	$ .15